Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Common Share (Abstract)
Earnings per Common Share [Table Text Block]

	2012	2011	2010
Net (loss)/ income available to common stockholders	$(49,263)	$(89,496)	$19,768

Weighted average common shares outstanding	53,301,039	46,118,534	39,235,601
Dilutive effect of RSUs	—	—	366,077

Weighted average common shares – diluted	53,301,039	46,118,534	39,601,678

Basic (loss)/earnings per common share	$(0.92)	$(1.94)	$0.50
Diluted (loss)/earnings per common share	$(0.92)	$(1.94)	$0.50